Other Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020
Other liabilities, current
Accrued compensation for phantom shares - Note 15	$ 1,590	$ 884	$ 1,853
Restricted stock units - Note 13	1,210	0	1,613
Other accrued compensation	1,139	892
Other	0	14
Total	3,939	1,790	$ 4,858
Other liabilities, non-current
Warrant liability - Notes 11 and 16	$ 18	$ 18